INCOME TAX - Components of (loss)/income before income taxes and withholding tax on undistributed dividends (Details)	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
INCOME TAX
(Loss)/income before income taxes	¥ 189,738,722	$ 29,078,732	¥ 198,299,112	¥ (349,027,476)
Current income tax expense	39,236,745		7,460,535
Deferred income tax expense (benefit)	(18,150,489)	(2,781,685)	753,806
Total	¥ 21,086,256	$ 3,231,610	8,214,341	0
Withholding income tax rate	5.00%	5.00%
Percentage of ownership interests held by foreign investors (as a percent)	25.00%	25.00%
Cayman
INCOME TAX
(Loss)/income before income taxes	¥ (1,356,797)		6,633,761	(34,397,077)
Indonesia
INCOME TAX
(Loss)/income before income taxes	(1,124,698)		(11,705)
Hong Kong SAR
INCOME TAX
(Loss)/income before income taxes	(7,773,553)		(3,820,485)	(4,507,360)
PRC, excluding Hong Kong SAR
INCOME TAX
(Loss)/income before income taxes	¥ 199,993,770		¥ 195,497,541	¥ (310,123,039)